SHARE-BASED COMPENSATION - 2016 Equity Incentive Plan (Details)							12 Months Ended
	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Jul. 23, 2018 $ / shares	Jul. 22, 2018 $ / shares	Mar. 31, 2018 USD ($) $ / shares shares	Apr. 01, 2016 $ / shares shares	Mar. 31, 2021 USD ($) installment $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares
SHARE-BASED COMPENSATION
Option granted (in dollars per shares)			$ 1.28	$ 0.88
Common stock, dividends declared (in dollars per share)			0.40
Weighted Average Exercise Price
Option granted (in dollars per shares)			1.28	$ 0.88
American depositary shares ("ADS")
SHARE-BASED COMPENSATION
Common stock, dividends declared (in dollars per share)			0.40
2016 Equity Incentive Plan
SHARE-BASED COMPENSATION
Option granted (in shares) | shares						6,312,000			208,400
Option granted (in dollars per shares)						$ 1.28			$ 8.6
Common stock, dividends declared (in dollars per share)			0.40
Number of installments for vested and become exercisable | installment							3
Percentage of remaining options to be vested							0.67%
Options vested remaining installments | installment							2
Maximum contractual term (in years)							4 years
Threshold for the unvested options to expire (in years)							2 years
Stock options, vesting period (in years)							3 years
Fair value of options granted to employees
Fair market value per share							$ 1.41
Exercise price per share							$ 1.28
Risk-free interest rate							1.81%
Dividend yield							0.00%
Life of option							4 years
Volatility							47.40%
Number of options
Outstanding at beginning of year (in shares) | shares							4,320,954	4,986,078	6,184,000
Option granted (in shares) | shares						6,312,000			208,400
Number of Exercise (in shares) | shares	(320,020)	(1,127,853)						(320,020)	(1,127,853)
Option Expired, forfeited or cancelled (in shares) | shares							(3,487,064)	(345,104)	(278,469)
Outstanding at end of year (in shares) | shares	4,320,954	4,986,078			6,184,000		833,890	4,320,954	4,986,078
Vested and exercisable (in shares) | shares	4,298,787	4,861,604					833,890	4,298,787	4,861,604
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per shares)							$ 1.01	$ 1.18	$ 1.28
Option granted (in dollars per shares)						$ 1.28			8.6
Number of Exercise (in dollars per share)	$ 1.03	$ 1.03						1.03	1.03
Option Expired, forfeited or cancelled (in dollars per shares)							0.96	3.73	1.31
Outstanding at end of year (in dollars per shares)	1.01	1.18			$ 1.28		1.23	1.01	1.18
Vested and exercisable (in dollars per share)	$ 0.97	$ 0.99					$ 1.23	$ 0.97	$ 0.99
Weighted Average Remaining Life in Years
Option granted (in years)									2 years
Number of Exercise (in years)								1 year
Outstanding at end of period	4 months 24 days	1 year			2 years
Vested and exercisable (in years)									1 year
Grant Date Fair Value
Outstanding at beginning of year | $							$ 2,980,823	$ 3,403,827	$ 3,441,460
Option granted | $									791,920
Number of Exercisable | $	$ (185,612)	$ (627,662)						(185,612)	(627,662)
Option Expired, forfeited or cancelled | $							(3,332,614)	(237,392)	(201,891)
Outstanding at end of year | $	$ 2,980,823	3,403,827			$ 3,441,460		1,022,903	2,980,823	3,403,827
Vested and exercisable | $							$ 1,022,903	$ 2,646,781	2,930,826
Aggregate Intrinsic Value
Outstanding | $		7,954,959			$ 62,025,520				7,954,959
Vested and exercisable | $		$ 7,954,959							$ 7,954,959
2016 Equity Incentive Plan | American depositary shares ("ADS")
SHARE-BASED COMPENSATION
Common stock, dividends declared (in dollars per share)			$ 0.40